MUNIHOLDINGS NEW YORK INSURED FUND IV, INC.

                                                       July 22, 1999

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza

Washington, D.C.  20549

Attention:  Division of Investment Management

                  Re: MuniHoldings New York Insured Fund IV, Inc., Pre-Effective Amendment No. 3 to
                           Registration Statement on Form N-2
                           (Securities Act File No. 333-77517)
                           (Investment Company Act File No. 811-09317)
                           ---------------------------------------------
Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings Insured Fund IV, Inc. (the "Fund") hereby certifies that:

         (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2; and

         (2) the text of Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on July 20, 1999.

                                  Very truly yours,

                                  MUNIHOLDINGS NEW YORK INSURED FUND IV, INC.

                                  By:     /s/ Alice A. Pellegrino
                                     --------------------------------
                                          Alice A. Pellegrino
                                          Secretary